Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Operating Activities:
Net earnings	$ 3,096	$ 3,099	$ 2,070
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	804	772	699
Amortization of discount on senior convertible notes	171	167	154
Acquisition-related items	44	11	621
Provision for doubtful accounts	47	36	23
Deferred income taxes	153	144	(171)
Stock-based compensation	198	225	237
Excess tax benefit from exercise of stock-based awards			(24)
Change in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable, net	(342)	(271)	108
Inventories	(101)	158	(212)
Accounts payable and accrued liabilities	(37)	225	510
Other operating assets and liabilities	(532)	130	(147)
Certain litigation charges, net	245	374	714
Certain litigation payments	(5)	(939)	(704)
Net cash provided by operating activities	3,741	4,131	3,878
Investing Activities:
Acquisitions, net of cash acquired	(1,332)	(350)	(1,624)
Purchase of intellectual property	(47)	(62)	(165)
Additions to property, plant and equipment	(501)	(573)	(498)
Purchases of marketable securities	(6,249)	(7,478)	(2,960)
Sales and maturities of marketable securities	6,443	3,791	2,845
Other investing activities, net	(129)	(87)	(338)
Net cash used in investing activities	(1,815)	(4,759)	(2,740)
Financing Activities:
Change in short-term borrowings, net	1,621	(444)	(633)
Issuance of long-term debt	1,000	3,000	1,250
Payments on long-term debt	(2,603)	(20)	(300)
Dividends to shareholders	(969)	(907)	(843)
Issuance of common stock	85	165	416
Excess tax benefit from exercise of stock-based awards			24
Repurchase of common stock	(1,140)	(1,030)	(759)
Net cash provided by (used in) financing activities	(2,006)	764	(845)
Effect of exchange rate changes on cash and cash equivalents	62	(7)	(82)
Net change in cash and cash equivalents	(18)	129	211
Cash and cash equivalents at beginning of period	1,400	1,271	1,060
Cash and cash equivalents at end of period	1,382	1,400	1,271
Supplemental Cash Flow Information
Income taxes paid	826	571	436
Interest paid	447	386	208
Supplemental noncash financing activities:
Reclassification of debentures from short-term to long-term debt			15
Reclassification of senior notes from long-term to short-term debt		400
Reclassification of senior convertible notes from long-term to short-term debt		$ 2,200